Fair Value, Assets Recorded at Fair Value on a Nonrecurring Basis Level 3 Valuation Techniques and Significant Unobservable Inputs (Details) - Nonrecurring [Member] - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Mortgage loans held for sale	$ 5,837	$ 2,446
Total assets recorded at fair value	8,203	4,531
Residential [Member] | Non-government insured/guaranteed [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Mortgage loans held for sale	2,500	27
Residential [Member] | Government insured or guaranteed [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Mortgage loans held for sale	1,300	1,200
Nonmarketable equity securities [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Nonmarketable equity securities	$ 1,481	$ 931
Measurement input, default rate [Member] | Valuation technique, discounted cash flow [Member] | Minimum [Member] | Residential [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage loans held for sale, measurement input	0.30%	0.20%
Measurement input, default rate [Member] | Valuation technique, discounted cash flow [Member] | Maximum [Member] | Residential [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage loans held for sale, measurement input	48.30%	2.30%
Measurement input, default rate [Member] | Valuation technique, discounted cash flow [Member] | Weighted average [Member] | Residential [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage loans held for sale, measurement input	4.60%	1.40%
Measurement input, discount rate [Member] | Valuation technique, discounted cash flow [Member] | Minimum [Member] | Residential [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage loans held for sale, measurement input	1.50%	1.50%
Measurement input, discount rate [Member] | Valuation technique, discounted cash flow [Member] | Maximum [Member] | Residential [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage loans held for sale, measurement input	9.40%	8.50%
Measurement input, discount rate [Member] | Valuation technique, discounted cash flow [Member] | Weighted average [Member] | Residential [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage loans held for sale, measurement input	4.30%	4.00%
Measurement input, loss severity [Member] | Valuation technique, discounted cash flow [Member] | Minimum [Member] | Residential [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage loans held for sale, measurement input	0.40%	0.50%
Measurement input, loss severity [Member] | Valuation technique, discounted cash flow [Member] | Maximum [Member] | Residential [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage loans held for sale, measurement input	100.00%	66.00%
Measurement input, loss severity [Member] | Valuation technique, discounted cash flow [Member] | Weighted average [Member] | Residential [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage loans held for sale, measurement input	23.40%	1.70%
Measurement input, prepayment rate [Member] | Valuation technique, discounted cash flow [Member] | Minimum [Member] | Residential [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage loans held for sale, measurement input	4.80%	3.50%
Measurement input, prepayment rate [Member] | Valuation technique, discounted cash flow [Member] | Maximum [Member] | Residential [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage loans held for sale, measurement input	100.00%	100.00%
Measurement input, prepayment rate [Member] | Valuation technique, discounted cash flow [Member] | Weighted average [Member] | Residential [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Mortgage loans held for sale, measurement input	23.20%	46.50%
Fair value, inputs, level 3 [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Mortgage loans held for sale	$ 3,803	$ 1,233
Total insignificant level 3 assets	201	164
Total assets recorded at fair value	4,004	1,397
Fair value, inputs, level 3 [Member] | Nonmarketable equity securities [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Nonmarketable equity securities	173	157
Fair value, inputs, level 3 [Member] | Valuation technique, discounted cash flow [Member] | Residential [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Mortgage loans held for sale	$ 3,803	$ 1,233